May 4, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

Re:	Commonwealth Annuity and Life Insurance Company
VEL II Account of Commonwealth Annuity & Life Insurance Co. (“Registrant”)
File Nos. 033-57792: 811-07466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.	The Prospectus and Statement of Additional Information referenced above, that would have been filed on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 25, 2022.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1521.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Associate